Label	Element	Value
Old Westbury Small & Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Old Westbury Small & Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s goal is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2015, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not agree with the ratio of expenses to average net assets before expense waiver in the Fund’s Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a broad, diversified portfolio of securities of small and medium capitalization companies traded on a principal U.S. exchange or U.S. over-the-counter market, and securities of small and medium capitalization non-U.S. companies in foreign countries, including emerging market countries. Under normal circumstances, the Fund invests at least 80% of its net assets, including borrowings for investment purposes, in securities of small and medium capitalization companies. The Adviser currently defines small and medium capitalization companies as companies having, at the time of initial investment, a market capitalization not greater than the smallest 40% by market capitalization of the companies that comprise the MSCI ACWI Investable Market Index (IMI). The Fund may continue to hold securities whose market capitalizations exceed or fall below the foregoing threshold subsequent to the Fund’s investment in such securities. As of December 31, 2015, the largest market capitalization in this group was $17.2 billion. This capitalization range will change as the size of the companies in the index changes with market conditions and the composition of the index.

The Fund invests primarily in securities listed on securities exchanges or actively traded in over-the-counter markets either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), or other types of depositary receipts (including non-voting depositary receipts) or dual listed securities. The Fund also may invest in government fixed income securities, exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”) and REIT-like entities, corporate bonds, and a variety of derivatives, including futures, options, swap contracts and other derivative instruments, to increase return, to hedge, or protect, its exposure to, for example, interest rate movements, movements in the commodities or securities markets and currency value fluctuations. Fixed income securities held by the Fund may be of any maturity or quality, including investment grade securities, below investment grade rated securities (sometimes referred to as “junk bonds”) and unrated securities determined by the Adviser or sub-advisers to be of comparable quality.

The Adviser has engaged sub-advisers to make the day-to-day investment decisions for portions of the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and there is no assurance that the Fund will achieve its investment goal. The Adviser and sub-advisers use the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment goal. Investment decisions made by the Adviser and sub-advisers in using these strategies may not produce the returns expected by the Adviser or sub-advisers, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with a similar investment goal. The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. You could lose all or a part of your investment in the Fund.

The following are the principal risks of investing in the Fund. Please see “Additional Information About the Funds” for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

Stock Market/Company Risk — Stock markets are volatile and can decline significantly in response to issuer, industry, market, economic, political, regulatory, geopolitical, and other conditions. The value of an equity security can decline significantly in response to these conditions.

Smaller and Mid-Sized Company Risk — Smaller and mid-sized companies may be more vulnerable to market downturns and adverse business or economic events and may be less liquid than securities in larger companies.

Foreign Risk — Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Developing Market Countries Risk – The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets.

Exchange-Traded Funds Risk — Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline.

Real Estate Investment Trusts Risk — Real estate investment trusts or REITs and REIT-like entities carry risks generally incident to the ownership of real property, as well as additional risks such as limited diversification, poor performance by the manager of the REIT or REIT-like entity and adverse changes to the tax laws.

U.S. Government Obligations Risk — U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government.

Derivatives Risk — Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss.

Fixed Income Securities Risk — Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of fixed income securities is subject to volatility and losses resulting from changes or perceived changes in economic conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions.

Interest Rate Risk — Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true: debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Multi-Style Management Risk — Because certain portions of the Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping investments.

High-Yield, Lower-Grade Debt Securities Risk – High-yield and lower-grade debt securities (sometimes referred to as “junk bonds”) are high risk investments and may cause principal and investment losses to the Fund to a greater extent than investment grade debt securities. Such debt securities may be considered to be speculative and may be more vulnerable to the risks associated with fixed income securities, particularly price volatility and market conditions attributable to adverse economic or political developments.

Liquidity Risk — Liquidity risk refers to the possibility that it may be difficult or impossible to sell certain positions within an acceptable timeframe or at an acceptable price.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or a part of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index. On January 1, 2016, the Fund changed its primary benchmark from the S&P Global MidSmall Cap Index (Net) to the MSCI ACWI SMID Cap Index (Net) to more closely reflect the Fund’s current investment strategy. The Net version of each index reflects no deductions for fees, expenses or income taxes. Past performance (before and after taxes) does not necessarily predict future performance. Fund performance reflects fees, waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements, performance would be lower.

Prior to October 2, 2008, the Fund was named the Old Westbury Global Small Cap Fund and operated under a different investment strategy of investing at least 80% of its net assets plus any borrowings for investment purposes in securities of small-capitalization companies. The performance information shown below may not be representative of performance the Fund will achieve under its current investment strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily predict future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (for calendar years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 15.96% (quarter ended 9/30/2010) and the lowest return for a quarter was (19.83)% (quarter ended 9/30/2011).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.83%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On January 1, 2016, the Fund changed its primary benchmark from the S&P Global MidSmall Cap Index (Net) to the MSCI ACWI SMID Cap Index (Net) to more closely reflect the Fund’s current investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or income taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to tax-exempt investors or those who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/2015)
Old Westbury Small & Mid Cap Fund | S&P Global MidSmallCap Index (Net) (reflects no deduction for fees, expenses or income taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.11%)
5 Years	rr_AverageAnnualReturnYear05	6.42%
10 Years	rr_AverageAnnualReturnYear10	5.91%
Old Westbury Small & Mid Cap Fund | MSCI ACWI SMID Cap Index (Net) (reflects no deduction for fees, expenses or income taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.34%)
5 Years	rr_AverageAnnualReturnYear05	6.24%
10 Years	rr_AverageAnnualReturnYear10	5.87%
Old Westbury Small & Mid Cap Fund | Old Westbury Small & Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[1],[2]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.13%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	366
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	641
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,424
Annual Return 2006	rr_AnnualReturn2006	20.65%
Annual Return 2007	rr_AnnualReturn2007	6.59%
Annual Return 2008	rr_AnnualReturn2008	(24.40%)
Annual Return 2009	rr_AnnualReturn2009	32.47%
Annual Return 2010	rr_AnnualReturn2010	24.13%
Annual Return 2011	rr_AnnualReturn2011	(7.85%)
Annual Return 2012	rr_AnnualReturn2012	17.32%
Annual Return 2013	rr_AnnualReturn2013	24.16%
Annual Return 2014	rr_AnnualReturn2014	2.09%
Annual Return 2015	rr_AnnualReturn2015	1.50%
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	6.82%
10 Years	rr_AverageAnnualReturnYear10	8.32%
Old Westbury Small & Mid Cap Fund | Old Westbury Small & Mid Cap Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.87%)
5 Years	rr_AverageAnnualReturnYear05	5.23%
10 Years	rr_AverageAnnualReturnYear10	7.23%
Old Westbury Small & Mid Cap Fund | Old Westbury Small & Mid Cap Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.84%
5 Years	rr_AverageAnnualReturnYear05	5.44%
10 Years	rr_AverageAnnualReturnYear10	6.83%

[1]	Bessemer Investment Management LLC (the "Adviser") has contractually committed through October 31, 2017 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.11%. This commitment may be changed or terminated at any time after October 31, 2017 with the approval of the Board of Directors.
[2]	Total Annual Fund Operating Expenses will not agree with the ratio of expenses to average net assets before expense waiver in the Fund's Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.